Summary of Significant Accounting Policies - Risks and concentration (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 CNY (¥)
Bank deposits are insured by the government authority	¥ 11,631,710		¥ 7,266,814
Mainland of PRC
Bank deposits are insured by the government authority	¥ 500,000
Hongkong
Bank deposits are insured by the government authority | $		$ 500,000